RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of transactions with related parties
Transactions with the related parties:

	Year ended December 31,
	2017	2016	2015

Cost of revenues of products	$5,706	$10,978	$2,915

Research and development	$25	$-	$-

Purchase of property and equipment	$100	$-	$-

Schedule of balances with related parties
Balances with the related parties:

	December 31,
	2017	2016

Accrued expenses	$3,331	$3,080

Trade payables	$1,220	$5,022